Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Lease Expense	$ 335	$ 457
Amortization of leased assets	23
Interest on lease liabilities	7
Total lease expense	$ 365	$ 457